Share-based compensation - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Number of Share options , Beginning balance	274,050	274,830	314,314
Number of Share options, Exercised	(23,545)		(25,341)
Number of Share options, Forfeited	(152,650)	(780)	(14,143)
Number of Share options, Ending balance	97,855	274,050	274,830	314,314
Number of Share options, Vested and expected to vest	85,195	272,612	273,392
Number of Share options, Exercisable to vest	97,855	273,940	274,720
Weighted average exercise price, Beginning balance	$ 12.95	$ 12.92	$ 12.41
Weighted average exercise price, Exercised	0.32		2.69
Weighted average exercise price, Forfeited	5.35	5.37	19.95
Weighted average exercise price, Ending balance	27.92	12.95	12.92	$ 12.41
Weighted average exercise price, Vested and expected to vest	3.35	4.33	4.33
Weighted average exercise price, Exercisable to vest	3.88	4.39	4.39
Weighted average grant date fair value, Vested and expected to vest	16.04	15.38	15.37
Weighted average grant date fair value, Exercisable to vest	$ 15.7	$ 15.35	$ 15.35
Weighted average remaining contractual life years	8 months 12 days	1 year 8 months 8 days	2 years 8 months 8 days	3 years 3 months 21 days
Weighted average remaining contractual life years, Vested and expected to vest	7 months 20 days	1 year 8 months 8 days	2 years 8 months 8 days
Weighted average remaining contractual life years, Exercisable to vest	8 months 15 days	1 year 8 months 8 days	2 years 8 months 8 days
Aggregate intrinsic value	$ 22	$ 16	$ 17	$ 1,601
Aggregate intrinsic value, Vested and expected to vest	22	16	17
Aggregate intrinsic value, Exercisable to vest	$ 22	$ 16	$ 17